Ordinary shares (Details)						12 Months Ended
	Jun. 27, 2018 $ / shares shares	Jun. 01, 2018 $ / shares	May 28, 2018 shares	May 25, 2018 shares	May 14, 2018 shares	Dec. 31, 2018 Vote $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
ORDINARY SHARES
Ordinary shares authorized (in shares)						10,000,000,000	1,312,839,230
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001
Ordinary shares issued (in shares)						880,659,899	49,318,860
Ordinary shares outstanding (in shares)						880,659,899	49,318,860
Ordinary shares redesignated to Class B ordinary shares						40,809,861
Conversion ratio		0.1
Mr. Kun Dai and Xin Gao Group
ORDINARY SHARES
Surrender shares			37,990,839
Restricted shares | Mr. Kun Dai
ORDINARY SHARES
Issuance of restricted shares to Mr. Kun Dai (in shares)					17,742,890
Class A ordinary shares
ORDINARY SHARES
Ordinary shares issued (in shares)						839,850,038
Ordinary shares outstanding (in shares)						839,850,038
Preferred shares converted into Class A ordinary shares						743,343,820
Conversion ratio						1
Class A ordinary shares | Initial public offering
ORDINARY SHARES
Issuance of ordinary shares (in shares)	75,000,000
Class A ordinary shares | Initial public offering | Share swap feature of redeemable non-controlling interests
ORDINARY SHARES
Issuance of ordinary shares (in shares)						13,026,713
Class B ordinary shares
ORDINARY SHARES
Ordinary shares issued (in shares)						40,809,861
Ordinary shares outstanding (in shares)						40,809,861
Number of Votes | Vote						10
Class B ordinary shares | Mr. Kun Dai
ORDINARY SHARES
Ordinary shares redesignated to Class B ordinary shares						40,809,861
ADS | Initial public offering
ORDINARY SHARES
Issuance of ordinary shares (in shares)	25,000,000
Price per share sold (in dollars per ADS) | $ / shares	$ 9.00					$ 9.00
Ordinary share
ORDINARY SHARES
Ordinary shares outstanding (in shares)						880,659,899	49,318,860	49,318,860	57,411,630
Issuance of restricted shares to Mr. Kun Dai (in shares)						17,742,890
Exercised (in shares)						8,479,505
Surrender shares						26,251,889
Ordinary share | Executive Officer
ORDINARY SHARES
Exercised (in shares)				3,333,330
Unvested stock options				1,666,670
Ordinary share | Executive Officer | Vesting acceleration
ORDINARY SHARES
Exercised (in shares)				1,666,670
Ordinary share | Certain option holders
ORDINARY SHARES
Exercised (in shares)				3,479,505
Ordinary share | Initial public offering
ORDINARY SHARES
Issuance of ordinary shares (in shares)						75,000,000